Shareholders' Equity and Net Income Per Common Share - Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share Reconciliation [Abstract]
Net income	$ 63,351	$ 62,895	$ 56,152
Weighted average shares outstanding (in shares)	21,096	21,585	21,977
Stock units for deferred compensation plan for non-employee directors (in shares)	137	121	121
Effect of stock options (in shares)	38	69	90
Performance share units (in shares)	25	32	33
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)	21,296	21,807	22,221
Net income per common share
Basic (in dollars per share)	$ 3.00	$ 2.91	$ 2.56
Diluted (in dollars per share)	$ 2.97	$ 2.88	$ 2.53